Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies

33.	Commitments and contingencies
Commitments for internet data center (IDC) service fee
The Group entered into
non-cancelable
IDC service agreements. The related expenses were RMB
2,864
 million, RMB
2,236
 million and RMB
3,661
million for the years ended December 31, 2020, 2021 and 2022, respectively,
and
were charged to the consolidated statements of operations and comprehensive income/(loss) when incurred.

Future minimum payments under these
non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2022
(RMB in millions)
2023	824
2024	784
2025	357
2026	330
2027	328
2028 and thereafter	1,708

4,331

Capital commitments
The Group’s capital commitments primarily relate to commitments on construction and purchase of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB
10,744
million as of December
31
,
2022
. All of these capital commitments will be fulfilled in the following years according to the construction progress.
Investment commitments
The Group’s investment commitments primarily related to capital contribution obligation for certain fund investments. Total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB2,449 million as of December 31, 2022.
Long-term debt obligations
The Group’s long-term debt obligations include unsecured senior notes and long-term borrowings. The amounts exclude the corresponding interest payable. The expected repayment schedule of the unsecured senior notes and long-term borrowings have been disclosed in Note 17 and Note 32, respectively.
Legal proceedings
From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day
operations of the Group. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2022.

Purchase commitments
The Group’s purchase commitments primarily relate to purchase of products. Total purchase commitments contracted but not yet reflected in the consolidated financial statements as of December
31
,
2022
represented less than
1
% of total net revenues of the Group for the year ended December
31
,
2022
.